Schedule of investments
Delaware Ivy Government Securities Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.56%
Freddie Mac REMICs
Series 4568 DA 3.00% 4/15/46	832,711	$ 754,610
Series 4764 PA 3.00% 10/15/45	334,029	313,772
Series 4798 BA 4.00% 5/15/44	15,538	15,498
Series 4922 PA 2.50% 7/25/49	742,653	647,842
Series 4953 PC 2.00% 8/25/49	1,635,661	1,385,836

GNMA Series 2004-31 ZB 5.00% 4/20/34	877,555	864,699
Total Agency Collateralized Mortgage Obligations (cost $4,594,661)		3,982,257

Agency Commercial Mortgage-Backed Securities — 14.15%
Fannie Mae - Aces
Series 2016-M11 A2 2.369% 7/25/26 •	5,383,650	4,993,968
Series 2016-M6 A2 2.488% 5/25/26	1,733,908	1,621,140
Freddie Mac Multifamily Structured Pass Through Certificates
Series K048 A2 3.284% 6/25/25 ♦, •	3,890,000	3,753,042
Series K068 X1 0.553% 8/25/27 Σ, ♦, •	64,469,932	966,398
Series K076 A2 3.90% 4/25/28 ♦	4,000,000	3,880,869
Series K729 A2 3.136% 10/25/24 ♦	1,000,000	970,152
Series KIR3 A2 3.281% 8/25/27 ♦	5,460,000	5,118,660
Series KW02 A1 2.896% 4/25/26 ♦	709,952	693,233
Total Agency Commercial Mortgage-Backed Securities (cost $24,336,889)		21,997,462

Agency Mortgage-Backed Securities — 34.90%
Fannie Mae S.F. 20 yr
4.00% 12/1/31	445,368	434,601
4.00% 8/1/42	181,897	173,322
4.00% 9/1/42	444,031	423,099
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,136,469	931,206
2.50% 4/1/51	2,160,543	1,841,526
2.50% 11/1/51	888,764	754,808
2.50% 1/1/52	1,288,704	1,094,384
2.50% 2/1/52	996,103	850,392
3.00% 8/1/49	1,777,658	1,587,402
3.00% 9/1/49	1,269,030	1,133,207
3.00% 10/1/49	574,152	509,867
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 1/1/50	1,518,840	$ 1,354,878
3.50% 6/1/52	3,860,687	3,518,831
4.00% 6/1/52	1,436,324	1,348,683
4.50% 2/1/48	791,614	786,723
4.50% 4/1/50	914,242	895,759
4.50% 9/1/52	306,446	294,673
4.50% 10/1/52	1,560,174	1,500,156
5.00% 6/1/52	1,811,592	1,777,074
5.00% 9/1/52	1,964,868	1,926,718
5.50% 10/1/52	1,289,190	1,287,647
5.50% 11/1/52	1,075,304	1,077,539
5.50% 3/1/53	3,070,743	3,056,286
6.00% 12/1/52	2,226,808	2,250,716
6.00% 6/1/53	1,489,067	1,502,110
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,246,265	1,834,483
2.50% 2/1/52	4,107,572	3,488,142
2.50% 5/1/52	229,341	194,565
3.00% 2/1/50	760,181	677,308
3.50% 6/1/47	965,301	892,006
3.50% 4/1/52	1,845,010	1,689,207
4.00% 8/1/52	457,765	431,591
4.00% 9/1/52	1,858,482	1,748,287
4.50% 9/1/52	3,722,879	3,587,814
4.50% 10/1/52	1,569,664	1,509,321
5.00% 6/1/53	222,000	218,222
5.50% 9/1/52	2,769,521	2,804,299
5.50% 11/1/52	1,053,398	1,052,338
5.50% 3/1/53	1,787,523	1,797,684
Total Agency Mortgage-Backed Securities (cost $55,871,354)		54,236,874

Agency Obligations — 1.24%
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	958,067
4.20% 8/28/25	980,000	960,666
Total Agency Obligations (cost $1,960,000)		1,918,733

US Treasury Obligations — 45.38%
US Treasury Bonds
1.375% 11/15/40	560,000	375,113
1.375% 8/15/50	720,000	418,795
1.875% 2/15/41	680,000	494,355
2.50% 2/15/45	11,775,000	9,122,635
3.625% 2/15/53	7,015,000	6,734,400
4.50% 8/15/39	2,720,000	2,925,912

US Treasury Floating Rate Notes 5.418% (USBMMY3M + 0.17%) 4/30/25 •	3,515,000	3,517,887
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Schedule of investments
Delaware Ivy Government Securities Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
1.125% 2/15/31	4,685,000	$ 3,853,962
1.625% 2/15/26	2,533,000	2,347,972
2.25% 11/15/25	510,000	481,950
2.875% 8/15/28	2,260,000	2,129,432
3.375% 5/15/33	1,270,000	1,224,955
3.50% 1/31/30	1,620,000	1,572,349
3.625% 4/30/28	7,335,000	7,128,416
3.875% 12/31/29	2,040,000	2,022,628
4.00% 6/30/28	1,230,000	1,223,370
4.00% 10/31/29	9,330,000	9,307,768
4.125% 10/31/27	4,885,000	4,860,384
4.125% 11/15/32	10,560,000	10,792,651
Total US Treasury Obligations (cost $73,158,466)		70,534,934
	Number of shares
Short-Term Investments — 1.22%
Money Market Mutual Funds — 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	474,871	474,871
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	474,871	474,871
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	474,870	474,870
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	474,870	474,870
Total Short-Term Investments (cost $1,899,482)		1,899,482

Total Value of Securities—99.45% (cost $161,820,852)		154,569,742
Receivables and Other Assets Net of Liabilities—0.55%		857,374
Net Assets Applicable to 32,283,160 Shares Outstanding—100.00%		$155,427,116

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

The following futures contracts were outstanding at June 30, 2023:
2    NQ- IV949 [0623] 0823 (3050937)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
87	US Treasury 5 yr Notes	$9,317,156	$9,452,620	9/29/23	$(135,464)	$—
18	US Treasury 10 yr Notes	2,020,782	2,040,936	9/20/23	(20,155)	2,531
Total Futures Contracts			$11,493,556		$(155,619)	$2,531
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
Summary of abbreviations: (continued)
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ- IV949 [0623] 0823 (3050937)    3